Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Inventories [Line Items]
Inventories	$ 97,205	$ 77,407
Gross carrying amount [Member]
Disclosure Of Inventories [Line Items]
Raw materials and supplies	32,278	24,382
Work in progress	14,240	12,057
Finished goods	39,460	31,489
Distributed products	13,591	11,130
Inventories	99,569	79,058
Accumulated impairment [Member]
Disclosure Of Inventories [Line Items]
Inventories	$ (2,364)	$ (1,651)